Performance Management	Dec. 31, 2025
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Effective on March 7, 2022, AMG Managers CenterSquare Real Estate Fund, a series of AMG Funds I (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to March 7, 2022, is that of the Predecessor Fund. Accordingly, the returns for Investor Class shares in the bar chart and table prior to March 7, 2022, are the returns of the Predecessor Fund’s Class N shares. Returns of the Investor Class and Institutional Class shares shown in the table prior to March 7, 2022, reflect the returns of Classes N and I, respectively, of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

Prior to February 27, 2017, outstanding Class S shares of the Predecessor Fund (formerly the Predecessor Fund’s sole share class, which was reclassified and redesignated as Class S on October 1, 2016) were renamed Class N shares. Class Z shares were closed effective February 28, 2023 and converted to Institutional Class shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.thecromwellfunds.com or by calling the Fund at 1-855-625-7333 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Calendar Year Total Return for Investor Class Shares as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 18.16% (Quarter ended December 31, 2023) Worst Quarter: (21.14)% (Quarter ended March 31, 2020)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2025)	1 Year	5 Year	10 Years	Since Inception of Institutional Class (02/24/2017)
Investor Class
Return Before Taxes	1.53%	4.98%	4.96%	N/A
Return After Taxes on Distributions	0.81%	3.95%	3.49%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	1.07%	3.61%	3.44%	N/A
Institutional Class
Return Before Taxes	1.68%	5.08%	N/A	4.63%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.65%
FTSE NAREIT All Equity REITs Total Return Index (reflects no deduction for fees, expenses or taxes)	2.27%	4.85%	5.77%	5.06%
Dow Jones U.S. Select Real Estate Securities Total Return (reflects no deduction for fees, expenses or taxes)	3.67%	6.65%	4.81%	4.41%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Investor Class shares only and after-tax returns for the other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The S&P 500 Total Return Index, an unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The FTSE NAREIT All Equity REITs Total Return Index is a supplemental index that the Adviser believes is more representative of the Fund’s investment universe. The Dow Jones U.S. Select Real Estate Securities Total Return Index is a float-adjusted market capitalization-weighted index designed to measure the performance of publicly traded U.S. REITs and REOCs. The index includes companies that are primarily engaged in the ownership and operation of commercial or residential real estate, excluding mortgage REITs.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Investor Class shares only and after-tax returns for the other classes will vary.

Performance Availability Website Address [Text]	www.thecromwellfunds.com
Performance Availability Phone [Text]	1-855-625-7333
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter: 18.16% (Quarter ended December 31, 2023)
Highest Quarterly Return	18.16%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter: (21.14)% (Quarter ended March 31, 2020)
Lowest Quarterly Return	(21.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the 1-year, 5-year, 10-year, and since inception periods compare with those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures.

Fund History

During the past 10 years, the Fund was a series of different registered investment companies. The Fund, first named the Marketfield Fund, launched on July 31, 2007 as a series of Trust for Professional Managers (“TPM”). The Fund reorganized into the MainStay Marketfield Fund as a series of Mainstay Funds Trust (“Mainstay”) on October 5, 2012. On April 8, 2016, the Fund reorganized back into the Marketfield Fund (the “Predecessor Fund”) as part of TPM where it remained until March 14, 2022, when it reorganized into the Fund. The Fund has adopted the performance and financial history of the Predecessor Fund. Performance information shown prior to March 14, 2022, is that of the Predecessor Fund.

Historical Class Mapping

Predecessor Trust	TPM	Mainstay	TPM	TFS (Current Trust)
Predecessor Fund	Marketfield Fund	MainStay Marketfield Fund	Marketfield Fund	Cromwell Long Short Fund (f/k/a Cromwell Marketfield L/S Fund)
Years	2007-2012	2012-2016	2016-2022	3/14/2022 – Present
Class Track	Single Class →	Class I →	Class I →	Institutional Class
	N/A	Class A →	Class A →	Investor Class
	N/A	Class C →	Class C →	Investor Class*

Performance figures prior to March 14, 2022, for Investor Class shares are those of the former Class A shares, unadjusted. Accordingly, the returns still reflect the imposition of the Class A sales load. Going forward, Investor Class shares will have no sales load. The former Class A shares were first offered on October 5, 2012 and include the historical performance of the Single Class of shares offered by the Fund from July 31, 2007 to October 5, 2012 and were adjusted to reflect differences in fees and expenses.

Performance figures prior to March 14, 2022, for Institutional Class shares are those of the former Class I shares, unadjusted. The former Class I shares were first offered on October 5, 2012 and include the historical performance of the Single Class of shares offered by the Fund from July 31, 2007 to October 5, 2012.

Effective the close of business on November 17, 2023, Class C shares were converted to Investor Class shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.thecromwellfunds.com or by calling the Fund at 1-855-625-7333 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Calendar Year Total Return for Institutional Class Shares as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 20.21% (Quarter ended June 30, 2020) Worst Quarter: (16.77)% (Quarter ended March 31, 2020)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	17.51%	6.84%	6.67%
Return After Taxes on Distributions	17.65%	6.61%	6.54%
Return After Taxes on Distributions and Sale of Fund Shares	10.46%	5.32%	5.36%
Investor Class
Return Before Taxes	17.19%	6.57%	6.40%
Russell 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class shares only and after-tax returns for the other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the other classes will vary. In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.thecromwellfunds.com
Performance Availability Phone [Text]	1-855-625-7333
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter: 20.21% (Quarter ended June 30, 2020)
Highest Quarterly Return	20.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter: (16.77)% (Quarter ended March 31, 2020)
Lowest Quarterly Return	(16.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the 1-year, 5-year, 10-year, and since inception periods compare with those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures.

Performance data for the classes varies based on differences in their fee and expense structures. For the periods prior to August 8, 2022, performance figures reflect the historical performance of the Tran Capital Focused Fund, a series of FundVantage Trust (the “Predecessor Fund”). Prior to August 8, 2022, Investor Class shares were Class A shares. Performance figures of Investor Class shares do not reflect Class A sales loads in the bar chart. Class A sales loads are reflected in the Average Annual Total Returns table for periods prior to August 8, 2022. No other adjustments were made to historical performance returns. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.thecromwellfunds.com or by calling the Fund at 1-855-625-7333 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance figures of Investor Class shares do not reflect Class A sales loads in the bar chart.
Bar Chart [Heading]	Calendar Year Total Return for Investor Class Shares as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 21.72% (Quarter ended March 31, 2019) Worst Quarter: (20.55)% (Quarter ended December 31, 2018)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2025)	1 Year	5 Year	10 Years
Investor Class
Return Before Taxes	7.33%	4.63%	9.72%
Return After Taxes on Distributions	4.25%	2.56%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	6.62%	3.48%	7.00%
Institutional Class
Return Before Taxes	7.48%	4.91%	9.99%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Investor Class shares only and after-tax returns for the other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Investor Class shares only and after-tax returns for the other classes will vary. In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.thecromwellfunds.com
Performance Availability Phone [Text]	1-855-625-7333
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter: 21.72% (Quarter ended March 31, 2019)
Highest Quarterly Return	21.72%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter: (20.55)% (Quarter ended December 31, 2018)
Lowest Quarterly Return	(20.55%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the 1-year, 5-year, 10-year, and since inception periods compare with those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.thecromwellfunds.com or by calling the Fund at 1-855-625-7333 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Calendar Year Total Return for Institutional Class Shares as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 14.06% (Quarter ended September 30, 2024) Worst Quarter: (13.49)% (Quarter ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	1 Year	Since Inception (1/31/2023)
Institutional Class
Return Before Taxes	12.67%	(0.23)%
Return After Taxes on Distributions	11.38%	(1.13)%
Return After Taxes on Distributions and Sale of Fund Shares	8.02%	(0.31)%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)	17.88%	21.18%
S&P Global Infrastructure Total Return Index (reflects no deduction for fees, expenses, or taxes)	22.58%	13.17%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The S&P 500 Total Return Index, an unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The S&P Global Infrastructure Total Return Index is a supplemental index that the Adviser believes is more representative of the Fund’s investment universe.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.thecromwellfunds.com
Performance Availability Phone [Text]	1-855-625-7333
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter: 14.06% (Quarter ended September 30, 2024)
Highest Quarterly Return	14.06%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter: (13.49)% (Quarter ended December 31, 2024)
Lowest Quarterly Return	(13.49%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the 1-year, 5-year, 10-year, and since inception periods compare with those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures.

Effective August 14, 2023, Greenspring Fund, Inc. (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Following the Reorganization, the Fund made certain changes to its principal investment strategies. Accordingly, performance information shown prior to August 14, 2023, is based on the Predecessor Fund’s principal investment strategies, and may not be representative of the Fund’s performance under its current principal investment strategies. Accordingly, the returns for Institutional Class shares in the bar chart and table are the returns of the Predecessor Fund. The Predecessor Fund did not offer Investor Class shares. Returns of the Investor Class shares shown in the table prior to the Reorganization reflect the returns of the Institutional Class shares, adjusted to reflect the expenses of the Investor Class. The performance returns for the Investor Class will be lower than those of the Institutional Class due to the higher expenses.

The Fund has adopted the Financial Statements of the Predecessor Fund. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.thecromwellfunds.com or by calling the Fund at 1-855-625-7333 (toll free).

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Calendar Year Total Return for Institutional Class Shares as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 16.94% (Quarter ended December 31, 2020) Worst Quarter: (26.16)% (Quarter ended March 31, 2020)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	6.18%	9.83%	8.81%
Return After Taxes on Distributions	4.02%	7.91%	6.88%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	7.57%	6.71%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses, or taxes)	15.71%	11.18%	10.46%
Russell Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)	10.60%	8.67%	11.01%
Greenspring Custom Blend Index (reflects no deduction for fees, expenses, or taxes)	12.00%	8.55%	8.19%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class shares only and after-tax returns for the other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

The Russell 3000 Total Return Index, a capitalization-weighted stock market index that seeks to be a benchmark of the entire U.S. stock market, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Russell Mid Cap Total Return Index is a supplemental index that the Adviser believes is more representative of the Fund’s investment universe. The Fund’s blended benchmark consists of a weighted average comprised of 60% Russell 3000 Value Index, 30% ICE BAML 1-3yr BB Cash Pay High Yield Index, and 10% ICE BAML 3-month T-Bill Index (rebalanced monthly). The Russell 3000 Value Index is composed of those companies among the largest 3000 US-incorporated equities by market capitalization that exhibit value characteristics such as lower price-to-book ratios and lower expected growth rates. This total return market index assumes that all cash distributions are reinvested, in addition to tracking the price movements. The ICE BAML 1-3 year BB Cash Pay High Yield Index, a subset of ICE BAML U.S. Cash Pay High Yield Index, consists of all securities rated BB- through BB+ by S&P with a remaining term to final maturity of 3 years or less. The ICE BAML U.S. 3-month T-Bill Index reflects the performance of purchasing a single T-Bill issue at the beginning of the month and holding it for a full month. An investment cannot be made directly into an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the other classes will vary. In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.thecromwellfunds.com
Performance Availability Phone [Text]	1-855-625-7333
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter: 16.94% (Quarter ended December 31, 2020)
Highest Quarterly Return	16.94%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter: (26.16)% (Quarter ended March 31, 2020)
Lowest Quarterly Return	(26.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020